PREPAID EXPENSES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Rent			$ 106,997	$ 47,711	$ 63,978	$ 64,679
Prepaid expenses with common shares			49,600		122,162	0
Common stock shares issued for cash, value						39,000
Stock- based compensation	$ 147,163	$ 0	334,228	$ 41,302	273,443	$ 44,082
Two Consulting Agreements [Member]
Common stock shares issued for cash, value					$ 142,714
Common stock shares issued for cash, shares					87,500
Stock- based compensation					$ 33,000
Lease Agreement [Member]
Rent			$ 6,000
Common stock issued			16,000
Prepaid expenses with common shares			$ 49,600